Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
U.K. R&D tax credit	$1,847	$1,230
VAT receivable	976	1,373
Insurance	20	1,702
Prepaid clinical research organization costs	748	1,535
Other current assets	953	395
	$4,544	$6,235